ORDINARY SHARES	12 Months Ended
Dec. 31, 2019
ORDINARY SHARES
ORDINARY SHARES

17   ORDINARY SHARES

In October 2017, the Company issued 64,257,028 Class A ordinary shares to CyrusOne Inc., a third-party investor, at the price of $1.55625 per share.

In November 2017, the bond holders of the Convertible Bonds due 2019, exercised the right to convert 100% of the principal amount of the bonds, together with the Accrued Interest thereon into 97,870,263 newly issued Class A ordinary shares at the conversion price of $1.675262 pursuant to the terms of the bonds.

On January 26, 2018, the Company completed a public offering in which the Company offered and sold 8,000,000 ADSs (or 64,000,000 Class A ordinary shares), and SBCVC Holdings Limited (“SBCVC”), one of the Company’s principal shareholders, sold 3,000,000 ADSs (or 24,000,000 Class A ordinary shares), at a price of US$26.00 per ADS. On January 29, 2018, the underwriters exercised their option to purchase from the Company and SBCVC additional 225,000 ADSs (or 1,800,000 Class A ordinary shares) and 1,425,000 ADSs (or 11,400,000 Class A ordinary shares), respectively. The Company raised a total of US$202,696 (RMB1,283,308) in proceeds from this public offering, net of underwriting discounts and commissions and other issuance costs.

On March 19, 2019, the Company completed a public offering in which the Company offered and sold 13,731,343 ADSs (or 109,850,744 Class A ordinary shares), including 1,791,044 ADSs (or 14,328,352 Class A ordinary shares) purchased by the underwriters by exercising their option. The Company raised a total of US$444,699 (RMB2,982,242) in proceeds from this public offering, net of underwriting discounts and commissions and other issuance costs.

On December 10, 2019, the Company completed a public offering in which the Company offered and sold 6,318,680 ADSs (or 50,549,440 Class A ordinary shares), including 824,175 ADSs (or 6,593,400 Class A ordinary shares) purchased by the underwriters by exercising their option. The Company raised a total of US$277,256 (RMB1,951,884) in proceeds from this public offering, net of underwriting discounts and commissions and other issuance costs.

As of December 31, 2019, the Company’s outstanding share capital consisted of 1,148,842,379 Class A ordinary shares and 67,590,336 Class B ordinary shares.